ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed

	January 1, 2021 (As initially reported)	Measurement Period Adjustments	December 31, 2021 (As adjusted)
Cash	$65,465	$—	$65,465
Accounts receivable	154,162	—	154,162
Other current assets	15,262	—	15,262
Property, equipment and leasehold improvements	24,639	—	24,639
Right-of-use asset	1,044,864	—	1,044,864
Other assets	23,617	—	23,617
Intangibles	270,000	—	270,000
Total identifiable assets acquired	1,598,009	—	1,598,009

Accrued payable	(104,724)	—	(104,724)
Accrued expenses and other current liabilities	(259,936)	—	(259,936)
Lease liability	(1,044,864)	—	(1,044,864)
Deferred revenue	(56,994)	—	(56,994)
Line of credit	(456,527)	—	(456,527)
Deferred tax liability	(38,851)	—	(38,851)
Loans payable	(75,550)	—	(75,550)
Total liabilities assumed	(2,037,446)	—	(2,037,446)
Net identifiable liabilities acquired	(439,437)		(439,437)
Goodwill	470,595	5,557	476,152
Net assets acquired	$31,158	$5,557	$36,715

Schedule of Assets Acquired and Liabilities Assumed

	August 17, 2020 (As initially reported)	Measurement Period Adjustments	December 31, 2020 (As adjusted)
Cash	$451,354	$—	$451,354
Accounts receivable	884,423	(35,448)	848,975
Other current assets	16,506	—	16,506
Property, equipment and leasehold improvements	56,610	—	56,610
Deposits	63,079	—	63,079
Intangible assets	750,000	—	750,000
Total identifiable assets acquired	2,221,972	(35,448)	2,186,524

Accrued expenses	(94,702)	—	(94,702)
Accounts payable	(12,004)	—	(12,004)
Deferred tax liability	(182,487)	—	(182,487)
Talent liability	(842,317)	24,328	(817,989)
Deferred revenue	(20,622)	—	(20,622)
Other current liability	(90,586)	90,586	—
Paycheck Protection Program loan	(304,169)	—	(304,169)
Total liabilities assumed	(1,546,887)	114,914	(1,431,973)
Net identifiable assets acquired	675,085	79,466	754,551
Goodwill	1,634,496	(162,117)	1,472,379
Net assets acquired	$2,309,581	$(82,651)	$2,226,930

Schedule of Reconciliation of Initially Reported Fair Value to Adjusted Fair Value of Goodwill

Goodwill originally reported August 17, 2020	$1,634,496
Changes to estimated fair values:
Other current liabilities	(90,586)
Talent liability	(24,328)
Accounts receivable	35,448
Change in Goodwill	(82,651)
Goodwill December 31, 2020	$1,472,379

Schedule of Proforma Results of Operations

2020
Revenues	$27,377,485
Net loss	(2,563,735)

B H I Communications Inc [Member]
Business Acquisition [Line Items]
Schedule of Consideration Transferred

Payments made to settle final indebtedness, net of minimum operating cash as defined in the B/HI Share Purchase Agreement	$575,856
Working capital adjustment	192,986
Fair value of common stock issued to the B/HI Sellers	36,715
Fair value of the consideration transferred	$805,557

Be Social Seller [Member]
Business Acquisition [Line Items]
Schedule of Consideration Transferred

Common Stock issued at closing (69,907 shares)	$314,581
Cash Consideration paid at closing	1,500,000
Common Stock issued on January 4, 2021(103,245 shares)	350,000
Contingent Consideration	145,000
Working capital adjustment during measurement period	(82,651)
consideration transferred totaled	$2,226,930